Biotricity, Inc. - Balance Sheets - USD ($)		Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash		$ 33,898	$ 410,601	$ 448,599
Harmonized sales tax recoverable		26,119	36,291	71,336
Deposits and other receivables		49,653	72,202
Total Current Assets		109,670	519,094	519,935
Equipment	[1]
TOTAL ASSETS			519,094	519,935
Current Liabilities:
Due to shareholders	[2]	11,633
Convertible promissory notes	[3]	612,592
Derivative liabilities	[4]	542,294
Accounts payable and accrued liabilities	[5]	611,382	413,273	176,039
Total current liabilities		1,777,901	413,273	176,039
Convertible promissory note	[3]	928,990	783,778
Derivative liabilities	[4]	1,072,452	561,220
TOTAL LIABILITIES		3,779,343	1,758,271	176,039
Stockholders' Deficiency (Equity):
Preferred stock	[6]	1	1	1
Common stock	[7]	25,000	25,000	22,028
Common stock to be issued	[8]	13
Additional paid-in capital		7,995,585	7,982,598	4,347,478
Accumulated other comprehensive loss		(147,785)	(18,002)	17,311
Accumulated deficit		(11,542,487)	(9,228,774)	(4,042,922)
TOTAL STOCKHOLDERS' DEFICIENCY		(3,669,673)	(1,239,177)	343,896
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY		109,670	519,094	519,935
Commitments	[9]
Subsequent events	[10]
Going Concern	[11]

[1]	See Equitpment Note
[2]	See Due to Shareholder Note
[3]	See Convertible Promissory Note
[4]	See Derivative Liabilities Note
[5]	See Accounts Payable and Accrued Liabilities Note
[6]	$0.001 par value; 10,000,000 shares authorized at June 30, 2016 (December 31, 2015 and December 31, 2014: 1,000,000), 1 share issued and outstanding as at June 30, 2016, December 31, 2015, and December 31, 2014, respectively. See Note 9
[7]	$0.001 par value; 125,000,000 authorized as at June 30, 2016 (December 31, 2015 and December 31, 2014: 100,000,000), 15,876,947 outstanding common shares as at June 30, 2016 and December 31, 2015, 12,905,394 issued and outstanding as at December 31, 2014 and exchangeable shares of 9,123,031 as at June 30, 2016, December 31, 2015 and December 31, 2014, respectively. See Note 9
[8]	See Stockholders' Deficiency Note
[9]	See Commitments Note
[10]	See Subsequent Events Note
[11]	See Going Concern Note